PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - Accumulated fair value adjustments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 462	$ 418
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	220	137
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	18	24
Energy
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 224	$ 257